42. Information related to guaranteed securities issued by subsidiaries (Details 4)		Dec. 31, 2020 bbl MMBbls Mcf MMcf		Dec. 31, 2019 bbl MMBbls Mcf MMcf		Dec. 31, 2018 bbl MMBbls Mcf MMcf
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Total oil and gas developed reserves | MMcf	[1]	5,832.6		6,037.4		521.8	[2]
Total oil and gas undeveloped reserves | MMcf	[1]	2,983.1		3,552.9		4,387.9	[2]
Total proved reserves (developed and undeveloped) | MMcf	[1]	8,815.7		9,590.4		9,606.2
Equity Method Investee [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Total oil and gas developed reserves | MMcf	[1]	18.1		64.0		56.9
Total oil and gas undeveloped reserves | MMcf	[1]	1.3		9.7		39.1
Total Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Total oil and gas developed reserves	[1]	5,814.5		5,973.5	[3]	5,161.4
Total oil and gas undeveloped reserves	[1]	2,981.8		3,543.3		4,348.7
Synthetic Oil [Member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves	[1]			7.7		4.8	[2]
Total proved reserves (developed and undeveloped)	[1]			7.7		4.8
Synthetic Oil [Member] | Total Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves	[1]			7.7	[3]	4.8
Synthetic Gas [Member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves	[1]			12.1		5.7
Net proved Undeveloped reserves	[1]			0
Total proved reserves (developed and undeveloped)	[1]			12.1		5.7
Synthetic Gas [Member] | Total Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves	[1]			12.1		5.7
Natural Gas [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves	[1]	5,746.7		5,834.3		4,926.4	[2]
Net proved Undeveloped reserves	[1]	1,833.4		2,759.0		3,136.3	[2]
Total proved reserves (developed and undeveloped)	[1]	7,580.1		8,593.2		8,062.7
Natural Gas [member] | Equity Method Investee [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves	[1]	7.2		51.7		35.9
Net proved Undeveloped reserves	[1]	0.6		4.6		22.2
Natural Gas [member] | Total Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves | bbl	[1]	5,739.5		5,782.5	[3]	4,890.5
Net proved Undeveloped reserves | bbl	[1]	1,832.8		2,754.3		3,114.1
Crude Oil 1 [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves | MMBbls	[1]	4,874.8		5,055.3	[3]	4,391.5	[2]
Net proved Undeveloped reserves | MMBbls	[1]	2,677.5		3,093.1		3,865.1	[2]
Total proved reserves (developed and undeveloped) | MMBbls	[1]	7,552.3		8,148.4		8,256.6
Crude Oil 1 [member] | Equity Method Investee [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves | MMBbls	[1]	16.9		55.3		51.0
Net proved Undeveloped reserves | MMBbls	[1]	1.2		8.9		35.4
Crude Oil 1 [member] | Total Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves	[1]	4,857.9		5,000.0		4,340.5
Net proved Undeveloped reserves	[1]	2,676.3		3,084.2		3,829.7
Africa [Member] | Equity Method Investee [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Total oil and gas developed reserves | MMcf	[1]			44.6		35.5
Total oil and gas undeveloped reserves | MMcf	[1]			4.9		32.2
Africa [Member] | Natural Gas [member] | Equity Method Investee [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves	[1]			44.7		27.6
Net proved Undeveloped reserves	[1]			2.4		19.7
Africa [Member] | Crude Oil 1 [member] | Equity Method Investee [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves | MMBbls	[1]			37.1		30.9
Net proved Undeveloped reserves | MMBbls	[1]			4.5		28.9
North America [Member] | Equity Method Investee [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Total oil and gas developed reserves | MMcf	[1]			19.4	[4]	21.4	[5]
Total oil and gas undeveloped reserves | MMcf	[1]			4.8	[4]	6.9
North America [Member] | Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves | MMcf	[1],[6]	18.1
Net proved Undeveloped reserves | MMcf	[1],[6]	1.3
North America [Member] | Natural Gas [member] | Equity Method Investee [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves	[1]			7.0	[4]	8.3	[5]
Net proved Undeveloped reserves	[1]			2.2	[4]	2.5	[5]
North America [Member] | Natural Gas [member] | Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves	[1],[6]	7.2
Net proved Undeveloped reserves	[1],[6]	0.6
North America [Member] | Crude Oil 1 [member] | Equity Method Investee [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves	[1]			18.2	[4]	20.0	[5]
Net proved Undeveloped reserves	[1]			4.4	[4]	6.5	[5]
North America [Member] | Crude Oil 1 [member] | Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves | MMBbls	[1],[6]	16.9
Net proved Undeveloped reserves | MMBbls	[1],[6]	1.2
South America Outside Brazil [Member] | Total Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Total oil and gas developed reserves | MMcf	[1]	4.6	[6]	12.1	[3],[4]	15.0	[4]
Total oil and gas undeveloped reserves | MMcf	[1],[4]			15.4		22.3
South America Outside Brazil [Member] | Natural Gas [member] | Total Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves	[1]	25.6	[6]	66.9	[4]	83.5	[4]
Net proved Undeveloped reserves	[1],[4]			89.3		130.6
South America Outside Brazil [Member] | Crude Oil 1 [member] | Total Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves | MMBbls	[1]	0.3	[6]	0.9	[4]	1.0	[4]
Net proved Undeveloped reserves | MMBbls	[1],[4]			0.5		0.5
BRAZIL | Total Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Total oil and gas developed reserves | MMcf	[1]	5,809.9		5,961.4		5,146.4
Total oil and gas undeveloped reserves | MMcf	[1]	2,981.8		3,527.9		4,326.4
BRAZIL | Synthetic Oil [Member] | Total Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves	[1]			7.7		4.8
BRAZIL | Synthetic Gas [Member] | Total Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves	[1]			12.1		5.7
BRAZIL | Natural Gas [member] | Total Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves	[1]	5,713.9		5,715.6		4,807.0
Net proved Undeveloped reserves	[1]	1,832.8		2,665.0		2,983.5
BRAZIL | Crude Oil 1 [member] | Total Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Net proved developed reserves | MMBbls	[1]	4,857.6		4,999.1		4,339.5
Net proved Undeveloped reserves | MMBbls	[1]	2,676.3		3,083.7		3,829.2

[1]	Apparent differences in the sum of the numbers are due to rounding off.
[2]	It includes amounts related to assets held for sale (30.9 million barrels of oil and 27.6 billion cubic feet of natural gas in net proved developed reserves and 28.9 million barrels of oil and 19.7 billion cubic feet of natural gas in net proved undeveloped reserves) in Africa (PO&G).
[3]	It includes amounts related to assets held for sale (37.1 million barrels of oil and 44.7 billion cubic feet of natural gas in net proved developed reserves and 4.5 million barrels of oil and 2.4 billion cubic feet of natural gas in net proved undeveloped reserves) in Africa (PO&G).
[4]	South America oil reserves includes 20.3% of natural gas liquid (NGL) in proved developed reserves and 59.2% of NGL in proved undeveloped reserves. North America oil reserves includes 3.8 % of natural gas liquid (NGL) in proved developed reserves and 5.3% of NGL in proved undeveloped reserves.
[5]	North America oil reserves includes 4.2% of natural gas liquid (NGL) in proved developed reserves and 3.6% of NGL in proved undeveloped reserves.
[6]	South America oil reserves includes 21.3% of natural gas liquid (NGL) in proved developed reserves. North America oil reserves includes 6.3% of natural gas liquid (NGL) in proved developed reserves and 5.3% of NGL in proved undeveloped reserves.